Consolidated Statements of Financial Condition (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	5,000,000	5,000,000
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	25,801,000	25,593,000
Common stock, shares outstanding	25,801,000	25,593,000